UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

The New Germany Fund, Inc.

Schedule of Investments                                                                              as of March 31, 2016 (Unaudited)

	Shares	Value ($)
Germany 77.7%
Common Stocks 74.8%
Aerospace & Defense 3.4%
MTU Aero Engines AG	91,581	8,786,950

Auto Components 0.8%
Hella KGaA Hueck & Co.	36,145	1,534,460
Leoni AG	18,802	649,025
		2,183,485
Chemicals 11.8%
Covestro AG 144A*	157,803	5,920,511
Evonik Industries AG	332,039	9,964,916
Symrise AG	156,206	10,490,748
Wacker Chemie AG	48,314	4,253,377
		30,629,552
Commercial Services & Supplies 0.6%
Bilfinger SE	37,235	1,571,409

Communications Equipment 1.2%
ADVA Optical Networking SE*	268,669	3,198,939

Construction & Engineering 0.6%
HOCHTIEF AG	11,776	1,441,667

Diversified Financial Services 0.5%
GRENKELEASING AG	6,163	1,311,168

Diversified Telecommunication Services 3.1%
Telefonica Deutschland Holding AG	1,499,068	8,124,119

Electrical Equipment 3.7%
OSRAM Licht AG	184,074	9,492,822
Senvion SA*	1,454	26,316
		9,519,138
Electronic Equipment, Instruments & Components 1.2%
Jenoptik AG	189,093	3,024,186

Food & Staples Retailing 3.3%
METRO AG	272,852	8,457,296

Food Products 0.5%
Suedzucker AG	79,536	1,402,853

Health Care Equipment & Supplies 0.2%
STRATEC Biomedical AG	8,344	404,756

Health Care Technology 1.7%
CompuGroup Medical SE	103,048	4,357,678

Household Durables 0.3%
HELMA Eigenheimbau AG	11,128	661,851

Industrial Conglomerates 1.5%
Rheinmetall AG	49,534	3,959,323

Insurance 3.0%
Hannover Rueck SE	39,663	4,623,195
Talanx AG	90,359	3,086,698
		7,709,893
Internet & Catalog Retail 3.7%
Zalando SE 144A*	287,548	9,443,063

Internet Software & Services 6.3%
Scout24 AG 144A*	147,173	5,042,563
United Internet AG (Registered)	212,626	10,674,829

	Shares	Value ($)
Internet Software & Services 6.3% (continued)
XING AG	3,210	588,833
		16,306,225
IT Services 2.5%
Bechtle AG	15,670	1,619,257
Wirecard AG†	127,505	4,833,127
		6,452,384
Life Sciences Tools & Services 1.7%
Evotec AG*	98,020	353,473
Gerresheimer AG	36,445	2,859,585
MorphoSys AG*	26,931	1,299,949
		4,513,007
Machinery 1.9%
KION Group AG	69,522	4,054,974
Pfeiffer Vacuum Technology AG	7,970	894,252
		4,949,226
Media 3.4%
CTS Eventim AG & Co. KGaA	54,758	1,946,287
Stroeer SE & Co. KGaA†	110,026	6,919,653
		8,865,940
Metals & Mining 0.7%
Salzgitter AG	67,255	1,905,105

Pharmaceuticals 0.8%
STADA Arzneimittel AG	53,046	2,106,435

Professional Services 0.5%
Bertrandt AG	11,569	1,328,093

Real Estate Management & Development 8.1%
ADO Properties SA 144A*	84,523	2,899,846
Deutsche Wohnen AG	189,850	5,906,184
LEG Immobilien AG*	105,335	9,933,949
TLG Immobilien AG	96,167	2,096,291
		20,836,270
Semiconductors & Semiconductor Equipment 1.3%
AIXTRON SE*†	120,249	582,148
Siltronic AG*	15,263	276,766
SMA Solar Technology AG*†	48,518	2,536,624
		3,395,538
Software 0.9%
Software AG	61,811	2,417,199

Textiles, Apparel & Luxury Goods 1.1%
Elumeo SE*	41,016	793,705
HUGO BOSS AG	29,920	1,963,099
		2,756,804
Thrifts & Mortgage Finance 0.6%
Deutsche Pfandbriefbank AG 144A*	146,701	1,502,908

Trading Companies & Distributors 3.4%
Brenntag AG	153,454	8,768,770

Transportation Infrastructure 0.5%
Fraport AG Frankfurt Airport Services Worldwide	19,750	1,198,485

Preferred Stocks 2.9%
Health Care Equipment & Supplies 1.2%
Draegerwerk AG & Co. KGaA (Cost $827,057)	8,708	591,765
Sartorius AG (Cost $2,044,658)	9,878	2,518,122
		3,109,887

	Shares	Value ($)
Machinery 1.7%
Jungheinrich AG (Cost $3,585,042)	49,057	4,476,820
Total Germany (Cost $163,701,416)		201,076,422

France 10.2%
Common Stocks
Aerospace & Defense 10.2%
Airbus Group SE (Cost $8,858,987)	399,486	26,533,782

Netherlands 8.1%
Common Stocks
Household Durables 4.8%
Steinhoff International Holdings NV†	1,918,576	12,590,270

Life Sciences Tools & Services 3.3%
QIAGEN NV*	382,398	8,522,854
Total Netherlands (Cost $20,100,807)		21,113,124

United Kingdom 2.9%
Common Stocks
Semiconductors & Semiconductor Equipment 2.9%
Dialog Semiconductor PLC* (Cost $5,173,403)	187,423	7,419,024

Luxembourg 0.5%
Common Stocks
Real Estate Management & Development 0.5%
Grand City Properties SA (Cost $1,237,864)	54,534	1,253,936

Switzerland 0.5%
Common Stocks
Automobiles 0.5%
EDAG Engineering Group AG* (Cost $1,310,206)	58,909	1,218,745

Securities Lending Collateral 5.9%
Daily Assets Fund "Capital Shares", 0.48% (Cost $15,254,680) (a) (b)	15,254,680	15,254,680

Cash Equivalents 0.1%
Central Cash Management Fund, 0.37% (Cost $149,405) (b)	149,405	149,405

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $215,786,768)**	105.9	274,019,118
Other Assets and Liabilities, Net	(5.9)	(15,229,790)
Net Assets	100.0	258,789,328

*	Non-income producing security.
**	The cost for federal income tax purposes was $216,839,625. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $57,179,493. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $72,087,588 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,908,095.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2016 amounted to $13,517,439 which is 5.2% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to the qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Germany	$ 201,076,422	$ —	$ —	$ 201,076,422
France	26,533,782	—	—	26,533,782
Netherlands	21,113,124	—	—	21,113,124
United Kingdom	7,419,024	—	—	7,419,024
Luxembourg	1,253,936	—	—	1,253,936
Switzerland	1,218,745	—	—	1,218,745
Short-Term Instruments (c)	15,404,085	—	—	15,404,085
Total	$ 274,019,118	$ —	$ —	$ 274,019,118

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.
___________
(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016